Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (80,000)		$ (13,623)		$ (2,760)
Adjustments to the profit or loss items:
Finance expenses, net	896		312		86
Depreciation and amortization	7,791		1,853		34
Impairment of Goodwill and Intangible assets	23,356
Change in employee benefit liabilities, net	(364)		(94)
Change in deferred tax liabilities	(1,059)		58
Cost of share-based payment	10,516		5,897
Adjustments to the profit or loss items	41,136		8,026		120
Changes in asset and liability items:
Increase in trade receivables	(1,453)		(6,969)		(3)
Decrease (increase) in other accounts receivable	2,462		(3,463)		(2)
Decrease in receivables for construction contracts			682
Increase (decrease) in trade payables	544		8,879		(30)
Increase in inventories	(288)		(1,195)
Change in balances of government grants			(186)		(13)
Increase (decrease) in other accounts payable	15,216		2,884		(163)
Total Changes in asset and liability	16,481		632		(211)
Cash paid and received during the year for:
Interest paid, net	(806)		(315)		(8)
Taxes paid	(243)
Cash paid and received during the year	(1,049)		(315)		(8)
Net cash used in operating activities	(23,432)		(5,280)		(2,859)
Cash flows from investing activities:
Investment in restricted bank deposit	(660)		(202)
Investment in restricted cash	140		(210)
Change in long-term deposits			(3,096)
Purchase of property and equipment	(624)		(453)		(20)
Assets acquisition	(5,405)
Reverse acquisition			605
Acquisition of newly consolidated subsidiary			(12,626)
Net cash used in investing activities	(6,549)		(15,982)		(20)
Cash flows from financing activities:
Issue of shares, net of issuance expenses	18,836		34,571		1,963
Repurchase of shares			(1,230)
Short-term loans, net	1,780		615
Repayment of lease liabilities	(2,065)		(1,079)		(56)
Receipt on account of issuance of shares	2,251
Dividend distribution to non-controlling interests	(95)
Exercise of options and warrants	1,086
Government grants	77		202		406
Repayment of long-term loans	(1,210)		(376)
Net cash provided by financing activities	20,660		32,703		2,313
Exchange rate differences on cash and cash equivalents	(659)		1,271		96
Increase (decrease) in cash and cash equivalents	(9,980)		12,712		(470)
Cash and cash equivalents at the beginning of the year	13,974	[1]	1,262		1,732
Cash and cash equivalents at the end of the year	3,994		13,974	[1]	1,262
Non-cash transactions:
Right-of-use asset and liability	1,306		5,542
Assets acquisition	4,796
Employee benefit assets and liabilities	121
Reclassification of deferred issuance cost to equity	1,717
The subsidiary’s assets and liabilities on acquisition date:
Goodwill	1
Intangible assets	16,198		22,617	[1]
Deferred tax asset			3,469	[1]
Trade payables	(13,771)		(14,994)	[1]
Other payables	(13,771)		(14,994)
Non-controlling interests	2,397		991	[1]
Equity	$ 17,119		34,571
Reverse acquisition
The subsidiary’s assets and liabilities on acquisition date:
Restricted bank deposit			859
Trade receivables			10,480
Other accounts receivable			2,703
Construction contracts			682
Property, plant and equipment			489
Right-of-use assets			2,657
Goodwill			14,494
Intangible assets			7,093
Deferred tax asset			1,688
Deferred tax liability			(1,985)
Short term loans			(727)
Trade payables			(1,775)
Other payables			(5,380)
Bank loans			(108)
Liabilities for government grants			(352)
Lease liability			(2,657)
Employee benefit liabilities			(772)
Non-controlling interests			(1,427)
Equity			(26,568)
Total net cash deriving from reverse acquisition			606
Initial consolidation of Comsec
The subsidiary’s assets and liabilities on acquisition date:
Trade receivables			7,735
Other accounts receivable			614
Inventories			644
Property, plant and equipment			267
Right-of-use assets			2,381
Goodwill			17,057
Intangible assets			16,220
Deferred tax asset			1,720
Deferred tax liability			(2,729)
Short term loans			(9,894)
Trade payables			(4,101)
Other payables			(1,130)
Bank loans			(4,063)
Lease liability			(2,381)
Employee benefit liabilities			(59)
Share capital and premium			(9,655)
Total net cash paid for the acquisition			$ 12,626

[1]	Adjusted retroactively to reflect the effect of the change in the Company’s purchase price allocation during the 12-month measurement period. See Note 1g below.